Preference Shares Liabilities - Additional Information (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 INR (₨)	Mar. 09, 2020 ₨ / shares	Jan. 31, 2020 USD ($)	Jan. 30, 2020 INR (₨)	Dec. 31, 2018 USD ($) $ / shares
Preference Shares Liabilities [Line Items]
Preferred stock, par value | $ / shares	$ 0.0001					$ 0.0001
Solutions Infini Purchase Agreement
Preference Shares Liabilities [Line Items]
Preference share liabilities	$ 2,500,000					$ 1,800,000
Reduction by amount of price of preference shares to be purchased from eligible employees	$ 987,000	₨ 70,000,000
Modification of 2018 Solutions Infini Purchase Agreement | Solutions Infini
Preference Shares Liabilities [Line Items]
Preferred share obligation				$ 2,000
Modification of 2018 Solutions Infini Purchase Agreement | Solutions Infini | Subsequent Event
Preference Shares Liabilities [Line Items]
Preferred stock, par value | ₨ / shares			₨ 10.0
Preferred share obligation				$ 2,000	₨ 140,000